Adoption of new accounting standards	12 Months Ended
Dec. 31, 2019
Disclosure of Significant Accounting Policies [Abstract]
Adoption of new accounting standards
5. Adoption of new accounting standards
The following standards and amendments to existing standards have been adopted by the Company commencing January 1, 2019:
(i) IFRS 16 ‘Leases’
IFRS 16 introduces a single accounting model for lessees. The Company, as lessee, is required to recognize a right-of-use asset, representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments. The Company was permitted to elect to not apply IFRS 16 to leases with a term of less than 12 months, which election is made by the underlying class of assets to which the right-of-use asset relates, or leases where the underlying asset is of low value, which election is made on an asset by asset basis. The accounting treatment for lessors remains largely the same as under IAS 17 'Leases'.
The Company adopted this standard from January 1, 2019 using the modified retrospective approach. Accordingly, the comparative information presented for 2018 has not been restated.
Previously, the Company determined at contract inception whether an arrangement was or contained a lease under IFRIC 4, ‘Determining Whether an Arrangement contains a Lease’. On adoption of IFRS 16, the Company now assesses whether a contract is or contains a lease based on whether the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. On transition to IFRS 16, the Company elected to apply the practical expedient permitted by the standard to grandfather the assessment of which transactions are leases. IFRS 16 was applied only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed using the definition of a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.
The Company leases various assets including equipment, offices and properties that had previously been classified as operating leases under IAS 17. On adoption of IFRS 16, liabilities for these leases were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as of January 1, 2019. The weighted average incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 13.1%. The Company elected to measure the right-of-use assets for these leases at amounts equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments recognized in the statement of financial position on December 31, 2018.
On initial adoption, the Company used the following practical expedients as permitted by the standard when applying IFRS 16 to leases previously classified as operating leases under IAS 17.

▪	Applied the exemption not to recognize right-of-use assets and liabilities for leases with low value.

▪	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term remaining.
5. Adoption of new accounting standards (continued)

▪
Applied a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases in a similar economic environment including the countries in which the right-of-use asset is located).

▪	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application.

▪	Used hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease.
The Company also leases various equipment that had previously been classified as finance leases under IAS 17. For these finance leases, the carrying amount of the right-of-use asset and the lease liability at January 1, 2019 were determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.
The impact on transition is summarized below.

	December 31, 2018	IFRS 16 Adjustment	January 1, 2019

Lease assets presented in property, plant and equipment	$11,345	$9,379	$20,724
Lease liabilities – current	2,978	2,658	5,636
Lease liabilities – non-current	6,538	6,168	12,706
Accounts receivable and other	80,987	(553)	80,434

On adoption of IFRS 16, the Company excluded certain arrangements which management concluded were not within the scope of IFRS 16 because they are arrangements for the use of land that grant the Company the right to explore, develop, produce or otherwise use the mineral resource contained in that land. A reconciliation of lease commitments previously reported and the amount of the lease liability recognized is as follows:

January 1, 2019

Operating lease commitments at December 31, 2018	$64,690
Exclusion of arrangements to explore for or use minerals	(53,186)
Leases with low value at January 1, 2019	(1,677)
Leases with less than 12 months of remaining lease term at January 1, 2019	(866)
Arrangements reassessed as leases	3,120
Effect of discounting using the incremental borrowing rate at January 1, 2019	(3,255)
Lease liabilities recognized as IFRS 16 adjustment at January 1, 2019	$8,826

(ii) IFRIC 23 'Uncertainty over Income Tax Treatments'
This interpretation sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. At January 1, 2019, the Company adopted this standard and there was no material impact on its consolidated financial statements.
(iii) New IFRS Pronouncements
Below are new standards, amendments to standards and interpretations that have been issued and are not yet effective. The Company plans to apply the new standards or interpretations in the annual period for which they are effective.
5. Adoption of new accounting standards (continued)
Interest Rate Benchmark Reform
In September 2019, IASB has issued first phase amendments IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Hedging and IFRS 7 Financial Instrument Disclosures to address the financial reporting impact of the reform on interest rate benchmarks, such as interbank offered rates (IBOR). The first phase amendments is effective beginning January 1, 2020 and is focused on the impact to hedge accounting requirements. The Company does not expect a material impact on its consolidation financial statements from phase one of the amendments. The Company will continue to assess the effect of the second phase amendments related to the interest rate benchmark reform on its financial statements.
Conceptual Framework for Financial Reporting
In March 2018, the IASB revised the Conceptual Framework for financial reporting and is effective January 1, 2020. The Conceptual Framework sets out fundamental concepts for financial reporting and guides companies in developing accounting policies when no IFRS standard exists. The Conceptual Framework sets out the objective of general purpose financial reporting; the qualitative characteristics of useful financial information; a description of the reporting entity; definitions of an asset, a liability, equity, income and expenses and guidance on recognition and de-recognition criteria; measurement bases and guidance on when to use them; concepts and guidance on presentation and disclosure; and concepts relating to capital and capital maintenance. The Company is assessing the impact of the revised Conceptual Framework on its financial statements.